Average Annual Total Returns - FidelitySAIInternationalIndexFund-PRO - FidelitySAIInternationalIndexFund-PRO - Fidelity SAI International Index Fund	Dec. 30, 2022
Fidelity SAI International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.26%
Past 5 years	9.69%
Since Inception	8.53%
Fidelity SAI International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.63%
Past 5 years	9.17%
Since Inception	8.04%
Fidelity SAI International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.22%
Past 5 years	7.73%
Since Inception	6.81%
MS001
Average Annual Return:
Past 1 year	11.48%
Past 5 years	9.78%
Since Inception	8.84%	[1]

[1]	A From January 5, 2016